Trade and other receivables - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provision matrix [line items]
Current receivables from taxes other than income tax	$ 1,500	$ 1,500
Government grants	795	484
Non-current income tax receivable	680	568
Current income tax receivable	391	558
Provisions for impairments deducted from trade and other receivables	1,253	1,251
Loss allowance provisions, trade receivables	414	415
Contractual payments under operating leases	277	312
Allowance for credit losses
Disclosure of provision matrix [line items]
Trade and other receivables	$ 113	$ 185
Bottom of range
Disclosure of provision matrix [line items]
Expected credit loss rate	0.36%	0.51%
Top of range
Disclosure of provision matrix [line items]
Expected credit loss rate	0.51%	0.54%